Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive for the years presented.

	June 30, 2018	June 30, 2017
Common stock warrants	12,916,688	-
Potential dilutive shares	12,916,688	-

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive for the years presented.

	December 31, 2017	December 31, 2016
Redeemable convertible preferred stock	-	12,800
Common stock warrants	10,750,000	-
Potential dilutive shares	10,750,000	12,800